Summary of significant accounting policies - Additional Information (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Summary of significant accounting policies
Advertising expenditures	¥ 956,600	¥ 631,300	¥ 631,700
Total expenses for employee benefits	¥ 422,700	424,300	¥ 364,500
Restricted Cash		¥ 4,790,399			¥ 3,251,244
Repurchase of ordinary shares (shares) | shares	0	2,398,780	0
Provision for impairment	¥ 104,800	¥ 0
Financing Receivable, Recorded Investment, Nonaccrual Status		411,600			671,200
Revenue related to the beginning balance of advances from customers	¥ 845,000	898,700
Stock Repurchase Program, Authorized Amount | $				$ 150.0
Maximum potential future payments		¥ 9,140,000			¥ 26,790,000